Significant Accounting and Reporting Policies (Effects of Change in Accounting Principle on Major Line Items and Earnings per Share Amounts in Consolidated Financial Statements) (Detail) - JPY (¥)
¥ / shares in Units, ¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Revenues:
Sales of goods and real estate	¥ 834,010	¥ 450,869	¥ 179,884
Services income	735,186	765,548	490,515
Other	68,526	53,367	53,036
Total revenues	2,369,202	2,174,283	1,375,292
Expenses:
Costs of goods and real estate sold	748,259	402,021	162,989
Services expense	445,387	425,676	260,278
Selling, general and administrative expenses	422,692	427,816	316,851
Other	3,729	(23,674)	21,001
Total expenses	2,081,461	1,917,454	1,172,244
Operating Income	287,741	256,829	203,048
Income before Income Taxes and Discontinued Operations	391,302	344,017	286,339
Income from Continuing Operations	260,169	234,651	180,069
Net Income	270,990	255,257	195,287
Net Income Attributable to the Noncontrolling Interests	10,002	15,339	3,815
Net Income Attributable to ORIX Corporation Shareholders	¥ 260,169	¥ 234,948	¥ 187,364
Basic EPS	¥ 198.73	¥ 179.47	¥ 147.75
Diluted EPS	¥ 198.52	¥ 179.21	¥ 143.20
Net cash provided by operating activities	¥ 510,562	¥ 257,611	¥ 478,006
Net cash provided by (used in) investing activities	(552,529)	(467,801)	(215,314)
Net cash provided by (used in) financing activities	(48,001)	213,432	(277,704)
Cash and Cash Equivalents at Beginning of Year	827,518	818,039	826,296
Cash and Cash Equivalents at End of Year	730,420	827,518	818,039
Consolidating Adjustments Increase (decrease)
Revenues:
Sales of goods and real estate		10,548	30,937
Services income		27,960	25,205
Other		1,377	661
Total revenues		39,885	56,803
Expenses:
Costs of goods and real estate sold		6,125	28,883
Services expense		23,760	21,507
Selling, general and administrative expenses		3,804	3,186
Other		999	1,157
Total expenses		34,688	54,733
Operating Income		5,197	2,070
Income before Income Taxes and Discontinued Operations		8,068	2,613
Income from Continuing Operations		2,184	1,296
Net Income		2,184	1,296
Net Income Attributable to the Noncontrolling Interests		1,070	726
Net Income Attributable to ORIX Corporation Shareholders		¥ 1,114	¥ 570
Basic EPS		¥ 0.84	¥ 0.45
Diluted EPS		¥ 0.86	¥ 0.43
Net cash provided by operating activities		¥ 30,919	¥ 7,013
Net cash provided by (used in) investing activities		3,743	(13,148)
Net cash provided by (used in) financing activities		3,832	(3,125)
Cash and Cash Equivalents at Beginning of Year	¥ 29,234	(9,260)	0
Cash and Cash Equivalents at End of Year		¥ 29,234	¥ (9,260)